Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 4.1%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.7%
Simpar Finance SARL, 10.75%, 2/12/28(1)	BRL	53,195	$ 7,652,509
			$ 7,652,509
Colombia — 0.3%
Patrimonio Autonomo Union Del Sur, 6.66%, 2/28/41(2)	COP	18,050,431	$ 3,676,290
			$ 3,676,290
Georgia — 0.2%
TBC Bank Group PLC, 22.00%, 6/5/28(2)	UZS	30,470,000	$ 2,406,647
			$ 2,406,647
Kazakhstan — 0.3%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(2)	KZT	2,076,500	$ 3,658,438
			$ 3,658,438
Paraguay — 0.1%
Itau BBA International PLC, 9.03%, 2/19/30	USD	7,212,000	$ 1,031,172
			$ 1,031,172
Peru — 0.2%
Telefonica del Peru SAA, 7.375%, 4/10/27(2)(3)	PEN	24,500	$ 2,455,115
			$ 2,455,115
Supranational — 0.4%
Asian Development Bank, 14.50%, 6/26/28	UZS	14,946,700	$ 1,183,496
European Bank for Reconstruction & Development:
17.20%, 4/9/26(1)	USD	2,100	2,121,876
17.35%, 3/1/27(1)	USD	1,209	1,204,558
			$ 4,509,930
Uzbekistan — 1.5%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(1)	UZS	25,170,000	$ 2,037,162
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(1)	UZS	42,550,000	3,429,272
21.00%, 7/24/27(1)	UZS	155,110,000	12,675,173
			$ 18,141,607
Security	Principal Amount (000's omitted)		Value
Venezuela — 0.4%
Petroleos de Venezuela SA:
5.375%, 4/12/27(1)(3)	USD	5,138	$ 720,041
5.50%, 4/12/37(1)(3)	USD	1,922	270,069
6.00%, 5/16/24(1)(3)	USD	6,423	902,374
6.00%, 11/15/26(1)(3)	USD	17,118	2,422,166
9.00%, 11/17/21(1)(3)	USD	1,563	225,854
9.75%, 5/17/35(1)(3)	USD	2,179	347,582
12.75%, 2/17/22(1)(3)	USD	875	136,031
			$ 5,024,117
Total Foreign Corporate Bonds (identified cost $56,591,861)			$ 48,555,825

Loan Participation Notes — 0.6%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.6%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(1)(4)(5)	UZS	84,113,385	$ 6,636,606
Total Loan Participation Notes (identified cost $7,116,039)			$ 6,636,606

Sovereign Government Bonds — 70.7%
Security	Principal Amount (000's omitted)		Value
Albania — 2.1%
Albanian Government Bonds:
3.70%, 1/10/28	ALL	16,000	$ 191,258
3.90%, 1/22/30	ALL	79,200	954,054
4.05%, 2/7/32	ALL	106,400	1,282,378
4.30%, 7/10/27	ALL	383,300	4,581,274
4.70%, 2/23/27	ALL	91,000	1,087,429
4.95%, 7/22/29	ALL	699,000	8,722,152
5.25%, 1/26/29	ALL	567,800	7,134,311
5.59%, 2/19/40	ALL	40,900	500,286
6.13%, 7/25/34	ALL	38,700	493,099
			$ 24,946,241

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Angola — 0.1%
Angola Government International Bonds, 9.125%, 11/26/49(1)	USD	859	$ 683,732
			$ 683,732
Argentina — 0.6%
Argentina Treasury Bonds BONTE, 29.50%, 5/30/30	ARS	1,877,000	$ 1,479,429
Bono Del Tesoro Nacional Capitalizable en Pesos:
2.05%, 1/15/27	ARS	1,907,287	1,493,837
2.15%, 6/30/26	ARS	3,306,508	2,584,275
2.60%, 2/13/26	ARS	63,576	54,959
2.65%, 1/30/26	ARS	1,307,643	1,136,402
Letra Del Tesoro Nacional Capitalizable En Pesos, 2.35%, 5/29/26	ARS	635,762	461,213
			$ 7,210,115
Armenia — 1.4%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	212,760	$ 557,132
9.00%, 10/29/35	AMD	397,950	992,220
9.60%, 10/29/33	AMD	4,272,858	11,012,414
9.75%, 10/29/50	AMD	792,413	2,030,522
9.75%, 10/29/52	AMD	862,400	2,207,134
			$ 16,799,422
Bahamas — 0.6%
Bahamas Government International Bonds:
6.625%, 5/15/33(1)	USD	1,987	$ 1,810,157
8.25%, 6/24/36(2)	USD	920	936,100
8.95%, 10/15/32(1)	USD	3,415	3,640,390
9.00%, 6/16/29(1)	USD	234	247,806
			$ 6,634,453
Benin — 0.4%
Benin Government International Bonds:
4.95%, 1/22/35(1)	EUR	109	$ 111,327
6.875%, 1/19/52(1)	EUR	2,500	2,451,544
7.96%, 2/13/38(1)	USD	2,194	2,127,165
			$ 4,690,036
Bosnia and Herzegovina — 0.0%†
Republic of Srpska Treasury Bonds:
1.50%, 12/24/25	BAM	58	$ 33,832
1.50%, 9/25/26	BAM	72	41,749
Security	Principal Amount (000's omitted)		Value
Bosnia and Herzegovina (continued)
Republic of Srpska Treasury Bonds: (continued)
1.50%, 9/26/27	BAM	33	$ 18,590
			$ 94,171
Brazil — 3.0%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/26	BRL	124,000	$ 20,884,676
Brazil Notas do Tesouro Nacional:
6.00%, 8/15/30(6)	BRL	13,900	10,730,835
10.00%, 1/1/27	BRL	22,375	3,799,048
			$ 35,414,559
Cameroon — 0.1%
Republic of Cameroon Government International Bonds, 5.95%, 7/7/32(1)	EUR	1,322	$ 1,206,178
			$ 1,206,178
Colombia — 7.2%
Colombia TES:
6.00%, 4/28/28	COP	192,106,800	$ 41,865,175
7.00%, 6/30/32	COP	35,503,000	6,683,591
7.75%, 9/18/30	COP	65,968,100	13,850,686
11.00%, 8/22/29	COP	71,305,500	17,204,948
11.50%, 7/25/46	COP	24,969,700	5,606,709
			$ 85,211,109
Czech Republic — 0.2%
Czech Republic Government Bonds, 4.50%, 11/11/32	CZK	56,140	$ 2,659,871
			$ 2,659,871
Dominican Republic — 1.1%
Dominican Republic Bonds:
8.00%, 1/15/27(1)	DOP	134,580	$ 2,121,929
8.00%, 2/12/27(1)	DOP	336,910	5,301,873
11.25%, 9/15/35(2)	DOP	112,750	2,015,985
12.00%, 8/8/25(2)	DOP	95,290	1,565,188
12.75%, 9/23/29(2)	DOP	43,300	783,380
13.00%, 6/10/34(1)	DOP	35,400	683,662
Dominican Republic Central Bank Notes, 8.00%, 3/12/27(1)	DOP	36,140	573,762
			$ 13,045,779
Egypt — 3.3%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	826,542	$ 15,721,977

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Government Bonds: (continued)
24.458%, 10/1/27	EGP	1,122,526	$ 23,080,799
			$ 38,802,776
Ethiopia — 1.1%
Ethiopia Government International Bonds:
6.625%, 12/11/24(1)(3)	USD	13,254	$ 12,226,815
6.625%, 12/11/25(2)(3)	USD	781	719,473
			$ 12,946,288
Ghana — 0.6%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	2,950	$ 254,257
13.00%, 8/28/28	GHS	5,899	473,023
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	14,709	1,261,928
8.50% (5.00% cash and 3.50% PIK), 2/15/28	GHS	12,248	992,097
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	4,169	321,474
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	7,575	560,965
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	6,598	471,331
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	11,589	788,323
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	5,281	348,734
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	9,759	639,079
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	1,779	115,930
10.00%, 8/17/27	GHS	1,981	163,863
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	5,272	342,848
			$ 6,733,852
Guatemala — 0.1%
Guatemala Government International Bonds, 6.60%, 6/13/36(1)	USD	822	$ 844,251
			$ 844,251
Honduras — 0.5%
Honduras Government International Bonds, 8.625%, 11/27/34(1)	USD	5,205	$ 5,440,526
			$ 5,440,526
Hungary — 0.3%
Hungary Government Bonds:
3.00%, 4/25/41	HUF	1,227,010	$ 2,098,344
4.00%, 4/28/51	HUF	524,540	901,735
			$ 3,000,079
Security	Principal Amount (000's omitted)		Value
Indonesia — 6.5%
Indonesia Treasury Bonds:
6.75%, 7/15/35	IDR	196,708,000	$ 12,132,060
6.875%, 7/15/54	IDR	21,000,000	1,262,694
7.125%, 6/15/38	IDR	163,285,000	10,215,398
7.125%, 6/15/42	IDR	120,649,000	7,469,960
7.125%, 6/15/43	IDR	265,292,000	16,436,105
7.375%, 5/15/48	IDR	16,622,000	1,053,333
7.50%, 5/15/38	IDR	199,443,000	12,837,439
7.50%, 4/15/40	IDR	39,256,000	2,516,581
8.25%, 5/15/36	IDR	193,017,000	13,120,188
9.50%, 5/15/41	IDR	5,702,000	432,411
			$ 77,476,169
Jordan — 0.0%†
Jordan Government International Bonds, 7.375%, 10/10/47(1)	USD	497	$ 450,237
			$ 450,237
Kazakhstan — 0.6%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	1,030,234	$ 1,448,674
5.50%, 9/20/28	KZT	34,685	47,679
5.50%, 4/24/32	KZT	565,995	604,676
7.22%, 12/10/28	KZT	377,330	538,158
7.68%, 8/13/29	KZT	490,529	682,233
8.44%, 5/10/31	KZT	207,531	275,465
10.55%, 7/28/29	KZT	1,782,069	2,743,578
14.00%, 5/12/31	KZT	76,306	128,884
14.00%, 5/19/32	KZT	52,027	87,240
14.45%, 6/5/33	KZT	164,040	279,935
14.50%, 3/6/34	KZT	75,467	128,360
			$ 6,964,882
Lebanon — 0.3%
Lebanon Government International Bonds:
5.80%, 4/14/20(1)(3)	USD	1,664	$ 310,544
6.00%, 1/27/23(1)(3)	USD	1,461	272,659
6.10%, 10/4/22(1)(3)	USD	3,516	654,670
6.15%, 6/19/20(1)(3)	USD	217	40,579
6.20%, 2/26/25(1)(3)	USD	194	36,327
6.25%, 5/27/22(1)(3)	USD	286	53,389
6.25%, 11/4/24(1)(3)	USD	232	43,427
6.25%, 6/12/25(1)(3)	USD	553	103,964
6.375%, 3/9/20(1)(3)	USD	2,062	384,854
6.40%, 5/26/23(1)(3)	USD	6,169	1,150,943

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.60%, 11/27/26(1)(3)	USD	108	$ 20,215
6.65%, 4/22/24(1)(3)	USD	75	14,016
6.65%, 11/3/28(1)(3)	USD	325	60,889
6.75%, 11/29/27(1)(3)	USD	157	29,516
6.85%, 3/23/27(1)(3)	USD	426	79,715
6.85%, 5/25/29(1)(3)	USD	415	78,020
7.00%, 3/20/28(1)(3)	USD	820	154,160
7.00%, 3/23/32(1)(3)	USD	125	23,563
7.25%, 3/23/37(1)(3)	USD	517	97,229
8.25%, 4/12/21(1)(3)	USD	1,292	240,838
			$ 3,849,517
Malaysia — 0.3%
Malaysia Government Bonds, 3.757%, 5/22/40	MYR	17,415	$ 4,125,100
			$ 4,125,100
Mexico — 7.4%
Mexican Bonos:
7.75%, 5/29/31	MXN	164,449	$ 8,277,669
7.75%, 11/23/34	MXN	60,000	2,883,606
7.75%, 11/13/42	MXN	284,000	12,383,503
8.00%, 7/31/53	MXN	201,119	8,702,848
8.50%, 11/18/38	MXN	622,879	30,192,989
8.50%, 11/18/38	MXN	298,029	14,446,470
Mexico Udibonos, 2.75%, 11/27/31	MXN	246,883	11,557,201
			$ 88,444,286
Mongolia — 0.2%
Mongolia Government International Bonds:
6.625%, 2/25/30(2)	USD	200	$ 200,058
6.625%, 2/25/30(1)	USD	2,000	2,000,584
			$ 2,200,642
Montenegro — 0.7%
Montenegro Government International Bonds:
2.875%, 12/16/27(1)	EUR	780	$ 871,798
4.875%, 4/1/32(1)	EUR	5,762	6,518,570
7.25%, 3/12/31(1)	USD	993	1,032,013
7.25%, 3/12/31(2)	USD	458	475,994
			$ 8,898,375
Security	Principal Amount (000's omitted)		Value
Paraguay — 1.1%
Paraguay Government Bonds:
7.90%, 2/9/31(2)	PYG	75,905,000	$ 9,754,360
7.90%, 2/9/31(1)	PYG	16,326,000	2,098,013
8.50%, 3/4/35(2)	PYG	11,212,000	1,448,295
			$ 13,300,668
Peru — 4.2%
Peru Government Bonds:
5.35%, 8/12/40	PEN	19,300	$ 4,596,476
5.40%, 8/12/34	PEN	64,131	16,887,206
6.85%, 8/12/35(1)(2)	PEN	1,652	472,766
6.85%, 2/12/42	PEN	8,424	2,343,679
6.90%, 8/12/37	PEN	40,533	11,438,797
7.30%, 8/12/33(1)(2)	PEN	3,218	977,958
7.60%, 8/12/39(1)(2)	PEN	45,601	13,459,865
			$ 50,176,747
Philippines — 1.6%
Philippines Government Bonds:
3.625%, 4/22/28	PHP	398,000	$ 6,459,953
6.25%, 2/28/29	PHP	23,000	400,037
6.375%, 7/27/30	PHP	65,000	1,136,398
6.375%, 4/28/35	PHP	545,580	9,511,175
6.75%, 9/15/32	PHP	9,000	160,675
8.00%, 7/19/31	PHP	56,000	1,054,063
			$ 18,722,301
Poland — 2.5%
Republic of Poland Government Bonds, 2.00%, 8/25/36(6)	PLN	125,566	$ 30,057,166
			$ 30,057,166
Romania — 4.4%
Romania Government Bonds:
2.50%, 10/25/27	RON	70,650	$ 14,403,335
3.25%, 6/24/26	RON	57,650	12,573,971
4.15%, 1/26/28	RON	21,190	4,447,890
4.25%, 4/28/36	RON	44,150	7,857,611
4.85%, 4/22/26	RON	32,030	7,101,616
5.80%, 7/26/27	RON	16,020	3,514,295
7.90%, 2/24/38	RON	4,500	1,077,585
8.75%, 10/30/28	RON	6,025	1,407,573
			$ 52,383,876

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Serbia — 2.1%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	873,290	$ 8,283,325
7.00%, 10/26/31	RSD	1,581,310	17,174,758
			$ 25,458,083
Seychelles — 0.0%†
Seychelles Government International Bonds, 8.00%, 1/1/26(1)	USD	98	$ 99,343
			$ 99,343
South Africa — 8.1%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	79,198	$ 4,317,936
8.25%, 3/31/32	ZAR	261,204	13,903,105
8.50%, 1/31/37	ZAR	203,525	9,946,128
8.75%, 1/31/44	ZAR	295,407	13,617,938
8.75%, 2/28/48	ZAR	15,294	697,504
8.875%, 2/28/35	ZAR	708,296	37,133,800
9.00%, 1/31/40	ZAR	349,080	17,016,320
			$ 96,632,731
Sri Lanka — 1.3%
Sri Lanka Government Bonds:
9.00%, 6/1/33	LKR	110,000	$ 331,448
9.00%, 11/1/33	LKR	161,000	482,503
9.75%, 7/1/30(7)	LKR	64,000	211,647
10.25%, 9/15/34	LKR	1,018,000	3,209,830
10.35%, 10/15/29	LKR	60,000	204,677
11.00%, 10/15/28	LKR	1,420,000	4,957,406
11.00%, 12/15/29	LKR	558,000	1,944,873
11.00%, 5/15/30	LKR	27,000	93,947
11.00%, 10/15/30	LKR	531,000	1,845,356
11.25%, 3/15/31	LKR	25,000	86,648
11.50%, 12/15/32	LKR	591,000	2,052,297
			$ 15,420,632
Suriname — 0.9%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(2)	USD	432	$ 431,244
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	4,437	4,426,207
9.00%, Oil-Linked, 12/31/50(2)	USD	2,093	2,438,345
9.00%, Oil-Linked, 12/31/50(1)	USD	2,534	2,952,110
			$ 10,247,906
Security	Principal Amount (000's omitted)		Value
Thailand — 1.3%
Thailand Government Bonds:
3.30%, 6/17/38	THB	383,618	$ 13,878,423
3.35%, 6/17/33	THB	60,000	2,094,441
			$ 15,972,864
Tunisia — 0.0%†
Tunisian Republic, 4.30%, 8/2/30	JPY	10,000	$ 58,534
			$ 58,534
Turkey — 2.0%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	200,000	$ 3,483,800
17.80%, 7/13/33	TRY	10,000	163,014
26.20%, 10/5/33	TRY	519,645	11,739,155
27.70%, 9/27/34	TRY	300,920	7,001,511
30.00%, 9/12/29	TRY	69,266	1,566,145
31.08%, 11/8/28	TRY	10,000	230,956
			$ 24,184,581
Uganda — 0.3%
Republic of Uganda Government Bonds:
15.00%, 6/18/43	UGX	4,334,700	$ 1,042,017
15.80%, 6/23/39	UGX	10,774,100	2,819,102
			$ 3,861,119
Ukraine — 1.2%
Ukraine Government International Bonds, 0.00%, GDP-Linked, 8/1/41(1)(8)	USD	18,547	$ 13,809,632
			$ 13,809,632
Uruguay — 0.0%†
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	13,911	$ 354,916
3.875%, 7/2/40(6)	UYU	8,947	240,135
			$ 595,051
Uzbekistan — 0.5%
National Bank of Uzbekistan, 19.875%, 7/5/27(1)	UZS	50,140,000	$ 4,067,247
Republic of Uzbekistan Bonds, 15.50%, 2/25/28(1)	UZS	24,000,000	1,906,971
			$ 5,974,218
Venezuela — 0.4%
Venezuela Government International Bonds:
6.00%, 12/9/20(1)(3)	USD	638	$ 98,876

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
7.00%, 3/31/38(1)(3)	USD	1,314	$ 262,831
7.65%, 4/21/25(1)(3)	USD	1,959	362,611
7.75%, 10/13/19(1)(3)	USD	1,419	222,763
8.25%, 10/13/24(1)(3)	USD	3,808	714,287
9.00%, 5/7/23(1)(3)	USD	1,000	183,924
9.25%, 9/15/27(3)	USD	5,238	1,159,431
9.25%, 5/7/28(1)(3)	USD	4,306	861,671
9.375%, 1/13/34(3)	USD	349	89,466
11.75%, 10/21/26(1)(3)	USD	904	201,208
11.95%, 8/5/31(1)(3)	USD	669	138,864
12.75%, 8/23/22(1)(3)	USD	475	93,583
			$ 4,389,515
Zambia — 0.1%
Zambia Government International Bonds, 0.50%, 12/31/53(1)	USD	2,192	$ 1,607,676
			$ 1,607,676
Total Sovereign Government Bonds (identified cost $846,917,494)			$841,725,289

Short-Term Investments — 17.6%
Affiliated Fund — 5.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(9)	70,486,063	$ 70,486,063
Total Affiliated Fund (identified cost $70,486,063)		$ 70,486,063

Sovereign Government Securities — 3.4%
Security	Principal Amount (000's omitted)		Value
Albania — 0.0%†
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	49,300	$ 567,044
			$ 567,044
Egypt — 1.7%
Egypt Treasury Bills:
0.00%, 8/5/25	EGP	318,550	$ 6,569,479
Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Treasury Bills: (continued)
0.00%, 8/19/25	EGP	90,000	$ 1,830,293
0.00%, 9/9/25	EGP	17,800	355,990
0.00%, 9/16/25	EGP	44,975	894,596
0.00%, 10/28/25	EGP	35,100	676,665
0.00%, 12/23/25	EGP	501,175	9,297,749
			$ 19,624,772
Nigeria — 0.8%
Nigeria OMO Bills:
0.00%, 9/30/25	NGN	2,595,153	$ 1,624,822
0.00%, 10/7/25	NGN	6,267,755	3,905,280
0.00%, 10/14/25	NGN	5,044,115	3,127,034
0.00%, 11/18/25	NGN	1,116,604	676,834
0.00%, 12/16/25	NGN	1,055,906	629,239
			$ 9,963,209
Uruguay — 0.9%
Uruguay Monetary Regulation Bills:
0.00%, 9/10/25	UYU	181,000	$ 4,474,879
0.00%, 10/1/25	UYU	52,610	1,291,450
0.00%, 10/31/25	UYU	19,327	471,007
0.00%, 11/7/25	UYU	17,818	434,701
0.00%, 12/5/25	UYU	74,000	1,794,493
0.00%, 12/19/25	UYU	60,508	1,458,829
0.00%, 12/30/25	UYU	8,154	196,676
0.00%, 3/6/26	UYU	17,818	423,667
			$ 10,545,702
Total Sovereign Government Securities (identified cost $39,165,063)			$ 40,700,727

U.S. Treasury Obligations — 8.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/7/25(10)	$20,000	$ 19,985,789
0.00%, 8/14/25(10)	8,000	7,987,646
0.00%, 8/21/25(10)	14,000	13,966,626
0.00%, 9/4/25(10)	50,000	49,798,373

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 10/9/25	$6,500	$ 6,447,091
Total U.S. Treasury Obligations (identified cost $98,188,055)		$ 98,185,525
Total Short-Term Investments (identified cost $207,839,181)		$209,372,315

Total Purchased Options — 0.0%† (identified cost $854,539)	$ 578,374
Total Investments — 93.0% (identified cost $1,119,319,114)	$1,106,868,409
Total Written Options — (0.1)% (premiums received $1,040,250)	$ (1,001,612)
Other Assets, Less Liabilities — 7.1%	$ 83,984,547
Net Assets — 100.0%	$1,189,851,344
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $143,993,515 or 12.1% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $47,875,501 or 4.0% of the Portfolio's net assets.
(3)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(7)	When-issued security.
(8)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.
(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Barclays Bank PLC	USD	16,400,000	CNH	7.00	1/26/26	$ 82,066
Put USD vs. Call CNH	Deutsche Bank AG	USD	17,400,000	CNH	7.00	1/29/26	90,341
Put USD vs. Call CNH	Goldman Sachs International	USD	13,000,000	CNH	7.00	1/22/26	62,855
Put USD vs. Call CNH	Goldman Sachs International	USD	720,000	CNH	7.00	1/29/26	3,738
Put USD vs. Call CNH	Standard Chartered Bank	USD	6,640,000	CNH	7.00	1/26/26	33,227
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	24,100,000	INR	85.50	1/25/29	148,938
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,900,000	INR	85.50	1/25/29	79,722
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,500,000	INR	85.50	1/30/29	77,487
Total							$578,374
†	Amount is less than 0.05% or (0.05)%, as applicable.

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,387,000	BRL	7.00	7/12/27	$ (498,561)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,110,000	BRL	7.00	7/14/27	(399,880)
Put USD vs. Call KRW	Barclays Bank PLC	USD	6,300,000	KRW	1,300.00	1/26/26	(36,578)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	8,700,000	KRW	1,300.00	1/22/26	(48,885)
Put USD vs. Call KRW	Standard Chartered Bank	USD	3,050,000	KRW	1,300.00	1/26/26	(17,708)
Total							$(1,001,612)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	314,000,000	USD	54,181,837	9/3/25	$ 1,452,917
BRL	83,122,555	USD	14,348,297	9/3/25	379,419
BRL	26,000,000	USD	4,499,741	9/3/25	106,958
BRL	17,080,000	USD	2,932,687	9/3/25	93,560
BRL	17,855,000	USD	3,086,697	9/3/25	76,865
BRL	22,070,000	USD	3,933,626	9/3/25	(23,247)
USD	8,291,471	BRL	45,720,000	9/3/25	190,767
USD	9,178,991	BRL	53,195,005	9/3/25	(246,140)
CLP	67,000,000	USD	72,119	9/17/25	(3,229)
CLP	102,000,000	USD	109,236	9/17/25	(4,358)
CLP	758,000,000	USD	806,382	9/17/25	(26,995)
CLP	1,533,000,000	USD	1,649,650	9/17/25	(73,398)
CLP	1,470,000,000	USD	1,584,906	9/17/25	(73,431)
CLP	1,677,000,000	USD	1,801,811	9/17/25	(77,496)
CLP	1,945,000,000	USD	2,081,238	9/17/25	(81,361)
CLP	2,012,000,000	USD	2,152,954	9/17/25	(84,187)
CLP	2,146,000,000	USD	2,306,287	9/17/25	(99,739)
CLP	11,123,465,847	USD	11,858,200	9/17/25	(420,894)
CLP	12,260,000,000	USD	13,174,579	9/17/25	(568,673)
COP	179,099,012,187	USD	42,306,387	9/17/25	293,374
COP	1,127,000,000	USD	279,160	9/17/25	(11,096)
COP	1,691,000,000	USD	418,019	9/17/25	(15,805)
COP	1,691,000,000	USD	419,079	9/17/25	(16,865)
COP	7,544,250,000	USD	1,840,515	9/17/25	(46,071)
COP	29,714,500,000	USD	7,362,364	9/17/25	(294,594)
EUR	706,459	USD	831,678	9/17/25	(23,116)
EUR	1,713,041	USD	2,016,674	9/17/25	(56,051)
EUR	2,655,531	USD	3,126,219	9/17/25	(86,890)
EUR	178,810,453	USD	208,385,756	9/17/25	(3,732,232)
IDR	44,200,000,000	USD	2,671,502	9/17/25	3,734
IDR	25,942,330,574	USD	1,567,512	9/17/25	2,665
IDR	40,000,000,000	USD	2,418,672	9/17/25	2,356

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	38,316,000,000	USD	2,328,108	9/17/25	$ (9,005)
IDR	41,890,855,000	USD	2,545,319	9/17/25	(9,845)
IDR	36,265,682,000	USD	2,206,344	9/17/25	(11,338)
IDR	51,665,570,000	USD	3,140,764	9/17/25	(13,669)
IDR	56,684,000,000	USD	3,450,030	9/17/25	(19,191)
IDR	21,476,000,000	USD	1,322,007	9/17/25	(22,157)
IDR	55,420,879,836	USD	3,377,263	9/17/25	(22,875)
IDR	55,229,000,000	USD	3,366,596	9/17/25	(23,821)
IDR	71,658,000,000	USD	4,366,195	9/17/25	(29,045)
IDR	29,654,000,000	USD	1,825,536	9/17/25	(30,706)
IDR	56,191,010,000	USD	3,458,973	9/17/25	(57,972)
IDR	98,000,000,000	USD	6,001,989	9/17/25	(70,470)
IDR	77,588,000,000	USD	4,776,410	9/17/25	(80,341)
IDR	87,070,000,000	USD	5,350,811	9/17/25	(80,838)
IDR	1,244,869,528,006	USD	76,194,032	9/17/25	(847,428)
INR	44,000,000	USD	507,272	9/17/25	(5,670)
INR	44,000,000	USD	507,449	9/17/25	(5,846)
INR	209,000,000	USD	2,403,733	9/17/25	(21,122)
INR	218,000,000	USD	2,507,808	9/17/25	(22,597)
INR	273,743,000	USD	3,156,995	9/17/25	(36,310)
INR	326,757,000	USD	3,767,954	9/17/25	(42,908)
INR	202,740,000	USD	2,358,163	9/17/25	(46,917)
INR	272,000,000	USD	3,165,437	9/17/25	(64,623)
INR	415,000,000	USD	4,817,347	9/17/25	(86,326)
INR	679,797,363	USD	7,903,848	9/17/25	(154,123)
INR	740,000,000	USD	8,615,471	9/17/25	(179,433)
INR	665,000,000	USD	7,764,791	9/17/25	(183,757)
INR	711,820,000	USD	8,315,654	9/17/25	(200,870)
INR	1,017,663,537	USD	11,832,140	9/17/25	(230,724)
INR	6,952,040,000	USD	80,829,770	9/17/25	(1,576,160)
KRW	929,000,000	USD	673,970	9/17/25	(6,587)
KRW	1,115,000,000	USD	807,953	9/17/25	(6,950)
KRW	1,115,000,000	USD	807,960	9/17/25	(6,957)
KRW	1,080,650,000	USD	784,046	9/17/25	(7,719)
KRW	1,300,000,000	USD	942,623	9/17/25	(8,719)
KRW	2,180,000,000	USD	1,589,430	9/17/25	(23,344)
KRW	3,846,000,000	USD	2,788,169	9/17/25	(25,248)
KRW	3,846,000,000	USD	2,788,575	9/17/25	(25,655)
KRW	1,480,000,000	USD	1,094,193	9/17/25	(30,979)
KRW	2,122,000,000	USD	1,579,251	9/17/25	(54,831)
KRW	18,695,125,000	USD	13,686,036	9/17/25	(255,681)
PEN	47,236,218	USD	13,029,603	9/17/25	101,714
PEN	5,880,000	USD	1,608,755	9/17/25	25,841
PEN	8,360,784	USD	2,317,290	9/17/25	6,945

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PEN	8,039,216	USD	2,229,575	9/17/25	$ 5,267
PEN	4,700,000	USD	1,323,253	9/17/25	(16,688)
TWD	24,000,000	USD	823,667	9/17/25	(18,521)
TWD	31,000,000	USD	1,062,331	9/17/25	(22,351)
TWD	31,000,000	USD	1,062,532	9/17/25	(22,551)
TWD	48,000,000	USD	1,648,382	9/17/25	(38,090)
TWD	52,890,000	USD	1,813,071	9/17/25	(38,730)
TWD	58,000,000	USD	1,987,710	9/17/25	(41,941)
TWD	70,000,000	USD	2,399,068	9/17/25	(50,725)
TWD	105,000,000	USD	3,602,676	9/17/25	(80,162)
TWD	105,000,000	USD	3,603,542	9/17/25	(81,028)
TWD	241,370,000	USD	8,212,657	9/17/25	(115,237)
USD	6,060,606	CLP	5,760,000,000	9/17/25	138,092
USD	4,971,751	CLP	4,752,000,000	9/17/25	85,678
USD	2,597,881	CLP	2,469,000,000	9/17/25	59,220
USD	1,242,951	CLP	1,188,000,000	9/17/25	21,432
USD	153,713	CLP	144,188,976	9/17/25	5,456
USD	244,222	CLP	233,000,000	9/17/25	4,648
USD	174,667	CLP	166,000,000	9/17/25	3,983
USD	173,238	CLP	166,000,000	9/17/25	2,554
USD	109,430	CLP	104,000,000	9/17/25	2,495
USD	145,214	CLP	139,000,000	9/17/25	2,292
USD	68,878	CLP	66,000,000	9/17/25	1,016
USD	15,185,631	COP	61,638,474,620	9/17/25	524,554
USD	11,830,573	COP	47,901,989,348	9/17/25	436,801
USD	6,905,405	COP	27,958,257,470	9/17/25	255,368
USD	3,391,043	COP	13,729,484,043	9/17/25	125,404
USD	4,251,904	COP	17,371,578,195	9/17/25	119,971
USD	4,346,706	COP	17,786,288,000	9/17/25	116,133
USD	10,446,461	COP	43,538,236,728	9/17/25	90,633
USD	13,234,580	COP	55,304,000,000	9/17/25	80,196
USD	5,262,877	COP	21,801,466,600	9/17/25	77,269
USD	1,898,074	COP	7,802,031,675	9/17/25	42,314
USD	5,177,386	COP	21,635,000,000	9/17/25	31,373
USD	2,879,809	COP	12,034,000,000	9/17/25	17,450
USD	1,763,685	COP	7,370,000,000	9/17/25	10,687
USD	203,649	COP	851,000,000	9/17/25	1,234
USD	10,640	COP	45,000,000	9/17/25	(64)
USD	92,921	COP	393,000,000	9/17/25	(556)
USD	93,850	COP	397,302,166	9/17/25	(651)
USD	151,795	COP	642,000,000	9/17/25	(909)
USD	272,852	COP	1,154,000,000	9/17/25	(1,634)
USD	132,740	COP	565,000,000	9/17/25	(1,648)
USD	132,691	COP	565,000,000	9/17/25	(1,697)

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	159,082	COP	679,500,000	9/17/25	$ (2,541)
USD	697,498	COP	2,950,000,000	9/17/25	(4,177)
USD	811,205	COP	3,434,140,625	9/17/25	(5,625)
USD	1,324,474	COP	5,607,000,000	9/17/25	(9,185)
USD	2,381,299	COP	10,080,944,000	9/17/25	(16,513)
USD	6,087,407	COP	25,770,306,810	9/17/25	(42,213)
USD	7,595,672	COP	32,414,000,000	9/17/25	(114,190)
USD	56,938,333	EUR	48,857,318	9/17/25	1,019,777
USD	33,338,920	EUR	28,607,269	9/17/25	597,107
USD	26,250,367	EUR	22,524,764	9/17/25	470,150
USD	26,055,353	EUR	22,357,428	9/17/25	466,657
USD	8,857,042	EUR	7,600,000	9/17/25	158,631
USD	7,514,594	EUR	6,448,079	9/17/25	134,588
USD	7,488,817	EUR	6,425,961	9/17/25	134,126
USD	7,078,719	EUR	6,074,066	9/17/25	126,781
USD	5,377,459	EUR	4,614,259	9/17/25	96,311
USD	3,950,021	EUR	3,389,412	9/17/25	70,746
USD	2,618,753	EUR	2,247,085	9/17/25	46,902
USD	2,266,784	EUR	1,945,069	9/17/25	40,599
USD	819,715	EUR	703,376	9/17/25	14,681
USD	581,794	EUR	499,222	9/17/25	10,420
USD	381,424	EUR	327,290	9/17/25	6,831
USD	20,365,764	IDR	332,410,000,000	9/17/25	246,415
USD	18,763,446	IDR	306,560,000,000	9/17/25	208,687
USD	12,776,420	IDR	208,587,837,074	9/17/25	151,495
USD	5,544,175	IDR	90,237,000,000	9/17/25	82,518
USD	3,079,007	IDR	50,000,000,000	9/17/25	52,722
USD	3,103,940	IDR	50,525,000,000	9/17/25	45,879
USD	3,034,607	IDR	49,450,434,264	9/17/25	41,584
USD	2,120,679	IDR	34,471,639,580	9/17/25	34,259
USD	2,771,338	IDR	45,231,000,000	9/17/25	33,699
USD	2,286,495	IDR	37,247,000,000	9/17/25	32,094
USD	1,920,042	IDR	31,193,000,000	9/17/25	32,064
USD	2,294,948	IDR	37,426,010,000	9/17/25	29,712
USD	1,864,968	IDR	30,440,000,000	9/17/25	22,565
USD	1,923,175	IDR	31,443,620,424	9/17/25	20,028
USD	1,718,065	IDR	28,070,000,000	9/17/25	19,108
USD	1,169,784	IDR	19,097,900,574	9/17/25	13,871
USD	1,005,391	IDR	16,410,000,000	9/17/25	12,165
USD	926,053	IDR	15,130,000,000	9/17/25	10,300
USD	630,739	IDR	10,297,444,608	9/17/25	7,479
USD	3,222,493	PEN	11,519,769	9/17/25	20,083
USD	275,839	PEN	1,000,000	9/17/25	(2,153)
USD	455,247	PEN	1,652,000	9/17/25	(3,997)

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	549,073	PEN	2,000,000	9/17/25	$ (6,912)
USD	548,953	PEN	2,000,000	9/17/25	(7,032)
USD	548,772	PEN	2,000,000	9/17/25	(7,213)
USD	1,379,196	PEN	5,000,000	9/17/25	(10,767)
USD	1,502,373	PEN	5,444,000	9/17/25	(11,018)
USD	2,121,449	PEN	7,680,918	9/17/25	(13,789)
USD	3,034,232	PEN	11,000,000	9/17/25	(23,686)
USD	2,195,811	PEN	8,000,000	9/17/25	(28,129)
USD	2,470,830	PEN	9,000,000	9/17/25	(31,102)
USD	2,469,475	PEN	9,000,000	9/17/25	(32,458)
USD	5,107,934	PEN	18,509,108	9/17/25	(37,461)
USD	4,940,576	PEN	18,000,000	9/17/25	(63,290)
USD	5,216,198	PEN	19,000,000	9/17/25	(65,661)
USD	5,213,335	PEN	19,000,000	9/17/25	(68,523)
USD	11,498,356	PEN	41,665,444	9/17/25	(84,327)
USD	8,361,451	TWD	241,370,000	9/17/25	264,030
USD	657,260	PHP	36,800,000	5/7/26	29,048
USD	267,881	PHP	15,000,000	5/7/26	11,816
USD	160,849	PHP	9,000,000	5/7/26	7,210
USD	2,624,756	PHP	147,800,000	5/12/26	101,944
USD	2,316,465	PHP	130,000,000	5/12/26	97,483
USD	1,778,726	PHP	100,000,000	5/12/26	71,818
USD	1,775,757	PHP	100,000,000	5/12/26	68,848
USD	1,603,421	PHP	90,000,000	5/12/26	67,203
USD	1,602,850	PHP	90,000,000	5/12/26	66,632
USD	1,773,207	PHP	100,000,000	5/12/26	66,298
USD	1,772,358	PHP	100,000,000	5/12/26	65,449
USD	980,567	PHP	55,000,000	5/12/26	41,767
USD	801,737	PHP	45,000,000	5/12/26	33,628
USD	603,629	PHP	33,700,000	5/12/26	28,401
USD	590,222	PHP	33,200,000	5/12/26	23,528
USD	465,574	PHP	26,000,000	5/12/26	21,778
USD	445,395	PHP	25,000,000	5/12/26	18,667
USD	274,568	PHP	15,300,000	5/12/26	13,410
					$(1,321,143)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	123,716,309	USD	229,015	ICBC Standard Bank plc	8/7/25	$ —	$ (459)
EUR	376,830	USD	441,027	HSBC Bank USA, N.A.	8/8/25	—	(10,875)

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	20,800,000	USD	24,431,143	JPMorgan Chase Bank, N.A.	8/8/25	$ —	$ (687,944)
EUR	2,121,170	USD	2,434,262	Standard Chartered Bank	8/8/25	—	(12,947)
EUR	85,445	USD	99,097	UBS AG	8/8/25	—	(1,562)
EUR	120,654	USD	139,988	UBS AG	8/8/25	—	(2,262)
EUR	431,643	USD	505,386	UBS AG	8/8/25	—	(12,665)
EUR	3,907,800	USD	4,535,735	UBS AG	8/8/25	—	(74,982)
KZT	198,937,579	USD	379,182	Bank of America, N.A.	8/8/25	—	(11,767)
KZT	207,017,387	USD	394,770	Bank of America, N.A.	8/8/25	—	(12,433)
USD	3,458,707	EUR	2,976,815	JPMorgan Chase Bank, N.A.	8/8/25	60,673	—
EGP	7,514,912	USD	137,661	Goldman Sachs International	8/11/25	16,365	—
EGP	21,283,460	USD	390,021	Citibank, N.A.	8/12/25	45,925	—
EGP	929,966	USD	18,599	Goldman Sachs International	8/12/25	449	—
KZT	1,437,487,000	USD	2,738,071	Bank of America, N.A.	8/12/25	—	(86,294)
KZT	309,026,789	USD	581,107	JPMorgan Chase Bank, N.A.	8/12/25	—	(11,036)
USD	288,911	GHS	3,978,309	ICBC Standard Bank plc	8/13/25	—	(88,599)
USD	546,014	KZT	289,715,091	Citibank, N.A.	8/13/25	11,724	—
KZT	157,462,889	USD	300,789	JPMorgan Chase Bank, N.A.	8/14/25	—	(10,481)
USD	319,200	GHS	3,990,000	Standard Chartered Bank	8/22/25	—	(58,286)
USD	2,471,622	UZS	34,454,405,000	ICBC Standard Bank plc	8/29/25	—	(223,637)
UZS	17,227,202,000	USD	1,213,183	ICBC Standard Bank plc	8/29/25	134,446	—
UZS	17,227,203,000	USD	1,213,183	JPMorgan Chase Bank, N.A.	8/29/25	134,446	—
USD	1,235,505	UZS	17,257,532,000	ICBC Standard Bank plc	9/4/25	—	(112,441)
UZS	17,257,532,000	USD	1,213,183	JPMorgan Chase Bank, N.A.	9/4/25	134,763	—
USD	192,188	GHS	2,114,082	Standard Chartered Bank	9/5/25	—	(6,893)
USD	568,282	UZS	7,947,418,000	ICBC Standard Bank plc	9/8/25	—	(51,972)
UZS	7,947,418,000	USD	557,714	Citibank, N.A.	9/8/25	62,540	—
KZT	132,038,127	USD	249,666	Societe Generale	9/9/25	—	(8,032)
UYU	64,806,000	USD	1,590,331	Citibank, N.A.	9/9/25	16,655	—
USD	407,116	KZT	220,819,949	Citibank, N.A.	9/12/25	3,330	—
KZT	1,859,934,307	USD	3,524,300	Standard Chartered Bank	9/16/25	—	(126,841)
USD	661,541	TRY	28,704,421	Standard Chartered Bank	9/16/25	—	(19,248)
USD	4,814,082	TRY	209,265,000	Standard Chartered Bank	9/16/25	—	(149,101)
CNH	28,000,000	USD	3,919,219	Bank of America, N.A.	9/17/25	—	(22,932)
CNH	7,541,000	USD	1,058,335	BNP Paribas	9/17/25	—	(8,982)
CNH	10,072,000	USD	1,413,547	BNP Paribas	9/17/25	—	(11,996)
CNH	20,000,000	USD	2,806,899	Citibank, N.A.	9/17/25	—	(23,837)
CNH	23,000,000	USD	3,226,033	Citibank, N.A.	9/17/25	—	(25,511)
CNH	30,000,000	USD	4,207,869	Citibank, N.A.	9/17/25	—	(33,275)
CNH	524,818,309	USD	73,655,609	Citibank, N.A.	9/17/25	—	(625,501)
CNH	661,171,267	USD	92,792,060	Citibank, N.A.	9/17/25	—	(788,013)
CNH	22,000,000	USD	3,086,333	Goldman Sachs International	9/17/25	—	(24,964)
CNH	30,000,000	USD	4,208,636	Goldman Sachs International	9/17/25	—	(34,042)
CNH	28,320,000	USD	3,964,363	JPMorgan Chase Bank, N.A.	9/17/25	—	(23,546)
CNH	20,060,000	USD	2,807,001	Societe Generale	9/17/25	—	(15,590)

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	11,185,000	USD	1,568,959	Standard Chartered Bank	9/17/25	$ —	$ (12,531)
CNH	11,250,000	USD	1,578,633	Standard Chartered Bank	9/17/25	—	(13,160)
CNH	15,042,480	USD	2,110,061	Standard Chartered Bank	9/17/25	—	(16,853)
CNH	15,020,000	USD	2,107,650	Standard Chartered Bank	9/17/25	—	(17,570)
CNH	45,690,000	USD	6,419,786	Standard Chartered Bank	9/17/25	—	(61,879)
CZK	184,000,000	EUR	7,391,595	Bank of America, N.A.	9/17/25	93,134	—
CZK	38,000,000	EUR	1,524,714	Bank of America, N.A.	9/17/25	21,306	—
CZK	748,760,597	EUR	30,092,896	Barclays Bank PLC	9/17/25	363,085	—
CZK	296,000,000	EUR	11,885,674	Barclays Bank PLC	9/17/25	155,721	—
CZK	93,000,000	EUR	3,738,184	Barclays Bank PLC	9/17/25	44,538	—
CZK	62,000,000	EUR	2,508,103	Citibank, N.A.	9/17/25	11,402	—
CZK	41,000,000	EUR	1,656,777	Standard Chartered Bank	9/17/25	9,608	—
EUR	3,756,917	CZK	93,478,254	Barclays Bank PLC	9/17/25	—	(45,329)
EUR	6,605,916	CZK	164,366,029	Barclays Bank PLC	9/17/25	—	(79,704)
EUR	8,037,570	HUF	3,278,173,432	Goldman Sachs International	9/17/25	—	(133,059)
EUR	231,366	PLN	1,000,000	Standard Chartered Bank	9/17/25	—	(1,841)
EUR	462,733	PLN	2,000,000	Standard Chartered Bank	9/17/25	—	(3,682)
EUR	2,313,048	PLN	10,000,000	Standard Chartered Bank	9/17/25	—	(19,116)
EUR	8,326,972	PLN	36,000,000	Standard Chartered Bank	9/17/25	—	(68,818)
EUR	3,672,810	PLN	15,805,424	UBS AG	9/17/25	—	(10,826)
EUR	13,630,362	PLN	58,656,356	UBS AG	9/17/25	—	(40,175)
EUR	36,472,384	RON	186,425,964	Barclays Bank PLC	9/17/25	—	(69,095)
EUR	6,634,940	RON	34,000,000	Goldman Sachs International	9/17/25	—	(31,854)
EUR	3,465,595	RON	17,714,736	UBS AG	9/17/25	—	(6,699)
HUF	513,000,000	EUR	1,274,491	Bank of America, N.A.	9/17/25	1,714	—
HUF	445,000,000	EUR	1,090,508	Barclays Bank PLC	9/17/25	18,706	—
HUF	6,763,631,349	EUR	16,583,369	Goldman Sachs International	9/17/25	274,531	—
HUF	457,300,000	EUR	1,142,372	Goldman Sachs International	9/17/25	—	(5,638)
HUF	3,680,000,000	EUR	9,010,977	HSBC Bank USA, N.A.	9/17/25	162,884	—
KZT	725,055,173	USD	1,313,339	JPMorgan Chase Bank, N.A.	9/17/25	10,738	—
MXN	22,000,000	USD	1,163,071	Bank of America, N.A.	9/17/25	—	(2,383)
MXN	92,300,000	USD	4,838,896	Barclays Bank PLC	9/17/25	30,716	—
MXN	65,000,000	USD	3,401,182	HSBC Bank USA, N.A.	9/17/25	28,122	—
MXN	22,860,000	USD	1,220,210	JPMorgan Chase Bank, N.A.	9/17/25	—	(14,150)
MXN	1,959,210,672	USD	101,807,323	Standard Chartered Bank	9/17/25	1,557,733	—
MXN	46,216,002	USD	2,401,542	Standard Chartered Bank	9/17/25	36,745	—
MXN	16,077,346	USD	835,434	Standard Chartered Bank	9/17/25	12,783	—
MXN	30,000,000	USD	1,588,679	State Street Bank and Trust Company	9/17/25	—	(5,923)
MXN	107,600,000	USD	5,709,281	State Street Bank and Trust Company	9/17/25	—	(32,464)
MYR	5,000,000	USD	1,183,964	Barclays Bank PLC	9/17/25	—	(11,073)
MYR	6,000,000	USD	1,426,059	Barclays Bank PLC	9/17/25	—	(18,589)
MYR	183,583,045	USD	43,477,335	Goldman Sachs International	9/17/25	—	(412,734)
MYR	238,602,150	USD	56,507,318	Goldman Sachs International	9/17/25	—	(536,429)
PLN	14,000,000	EUR	3,261,779	Goldman Sachs International	9/17/25	—	(147)

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	7,000,000	EUR	1,639,856	HSBC Bank USA, N.A.	9/17/25	$ —	$ (10,336)
PLN	207,440,795	EUR	48,204,379	UBS AG	9/17/25	142,082	—
PLN	69,338,374	EUR	16,112,613	UBS AG	9/17/25	47,492	—
PLN	16,122,277	EUR	3,746,439	UBS AG	9/17/25	11,043	—
PLN	6,500,000	EUR	1,510,448	UBS AG	9/17/25	4,452	—
PLN	20,600,000	EUR	4,823,782	UBS AG	9/17/25	—	(28,038)
RON	136,428,797	EUR	26,690,936	Barclays Bank PLC	9/17/25	50,565	—
RON	6,100,000	EUR	1,190,699	Barclays Bank PLC	9/17/25	5,358	—
RON	5,000,000	EUR	979,054	Citibank, N.A.	9/17/25	876	—
THB	99,000,000	USD	3,043,476	Standard Chartered Bank	9/17/25	—	(3,586)
THB	37,700,000	USD	1,168,550	Standard Chartered Bank	9/17/25	—	(10,936)
THB	100,900,000	USD	3,112,392	Standard Chartered Bank	9/17/25	—	(14,160)
THB	35,300,000	USD	1,101,463	Standard Chartered Bank	9/17/25	—	(17,542)
THB	91,900,000	USD	2,840,865	Standard Chartered Bank	9/17/25	—	(18,988)
THB	475,335,687	USD	14,669,496	Standard Chartered Bank	9/17/25	—	(73,858)
THB	2,703,922,220	USD	83,446,663	Standard Chartered Bank	9/17/25	—	(420,139)
TRY	200,740,005	USD	4,626,769	Standard Chartered Bank	9/17/25	130,287	—
USD	18,286,885	CNH	130,395,515	Barclays Bank PLC	9/17/25	141,942	—
USD	10,996,663	CNH	78,412,234	Barclays Bank PLC	9/17/25	85,356	—
USD	3,993,522	CNH	28,476,000	Barclays Bank PLC	9/17/25	30,998	—
USD	2,637,424	CNH	18,806,280	Barclays Bank PLC	9/17/25	20,472	—
USD	29,823,306	CNH	212,500,000	Citibank, N.A.	9/17/25	253,267	—
USD	17,936,087	CNH	127,800,000	Citibank, N.A.	9/17/25	152,318	—
USD	6,526,041	CNH	46,500,000	Citibank, N.A.	9/17/25	55,421	—
USD	4,308,591	CNH	30,700,000	Citibank, N.A.	9/17/25	36,590	—
USD	56,953	JPY	8,064,671	Deutsche Bank AG	9/17/25	3,211	—
USD	1,136,830	KZT	603,429,132	Citibank, N.A.	9/17/25	34,863	—
USD	939,160	MXN	18,055,000	Bank of America, N.A.	9/17/25	—	(13,396)
USD	8,371,919	MXN	158,213,259	Barclays Bank PLC	9/17/25	24,821	—
USD	7,478,899	MXN	142,657,000	Barclays Bank PLC	9/17/25	—	(47,474)
USD	722,032	MXN	13,974,000	Citibank, N.A.	9/17/25	—	(15,216)
USD	51,864	MXN	1,000,000	Goldman Sachs International	9/17/25	—	(895)
USD	4,823,326	MXN	93,000,000	Goldman Sachs International	9/17/25	—	(83,216)
USD	6,379,238	MXN	123,000,000	Goldman Sachs International	9/17/25	—	(110,060)
USD	1,855,162	MXN	35,454,000	HSBC Bank USA, N.A.	9/17/25	—	(15,339)
USD	8,316,075	MXN	157,300,000	Standard Chartered Bank	9/17/25	17,159	—
USD	184,787	MXN	3,556,095	Standard Chartered Bank	9/17/25	—	(2,827)
USD	618,243	MXN	12,000,000	Standard Chartered Bank	9/17/25	—	(14,860)
USD	12,995,097	MXN	250,081,555	Standard Chartered Bank	9/17/25	—	(198,835)
USD	17,113,312	MXN	329,333,718	Standard Chartered Bank	9/17/25	—	(261,847)
USD	103,928	MXN	2,000,000	UBS AG	9/17/25	—	(1,589)
USD	2,204,118	MXN	42,687,380	UBS AG	9/17/25	—	(48,005)
USD	9,197,673	MXN	177,000,000	UBS AG	9/17/25	—	(140,585)
USD	12,107,672	MXN	233,000,000	UBS AG	9/17/25	—	(185,063)

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	23,459,556	THB	760,160,000	Standard Chartered Bank	9/17/25	$ 118,115	$ —
USD	10,914,049	THB	354,000,000	Standard Chartered Bank	9/17/25	44,139	—
USD	4,546,540	THB	147,400,000	Standard Chartered Bank	9/17/25	20,481	—
USD	2,465,409	THB	80,110,000	Standard Chartered Bank	9/17/25	5,554	—
USD	2,044,220	TRY	88,693,280	Standard Chartered Bank	9/17/25	—	(57,598)
USD	2,407,957	ZAR	43,000,000	Bank of America, N.A.	9/17/25	54,572	—
USD	671,988	ZAR	12,000,000	Bank of America, N.A.	9/17/25	15,230	—
USD	24,388,603	ZAR	435,000,000	Goldman Sachs International	9/17/25	581,105	—
USD	6,840,022	ZAR	122,000,000	Goldman Sachs International	9/17/25	162,977	—
USD	3,323,437	ZAR	59,523,829	Goldman Sachs International	9/17/25	65,705	—
USD	3,583,153	ZAR	64,311,901	Goldman Sachs International	9/17/25	63,370	—
USD	3,554,997	ZAR	63,963,182	Goldman Sachs International	9/17/25	54,300	—
USD	55,945,047	ZAR	994,302,429	UBS AG	9/17/25	1,526,994	—
USD	15,665,216	ZAR	278,415,388	UBS AG	9/17/25	427,575	—
UYU	65,000,000	USD	1,572,099	Citibank, N.A.	9/17/25	38,251	—
UYU	127,000,000	USD	3,148,240	Citibank, N.A.	9/17/25	—	(1,865)
ZAR	38,800,000	USD	2,193,462	Bank of America, N.A.	9/17/25	—	(69,943)
ZAR	606,318,699	USD	34,114,900	UBS AG	9/17/25	—	(931,150)
ZAR	1,234,119,602	USD	69,438,510	UBS AG	9/17/25	—	(1,895,292)
KZT	515,783,578	USD	932,633	Citibank, N.A.	9/22/25	8,040	—
KZT	662,347,629	USD	1,226,116	Citibank, N.A.	9/22/25	—	(18,142)
TRY	45,005,579	USD	998,246	Standard Chartered Bank	9/22/25	63,885	—
USD	985,876	TRY	45,005,579	Standard Chartered Bank	9/22/25	—	(76,256)
TRY	134,270,849	USD	2,925,314	Standard Chartered Bank	9/26/25	233,072	—
USD	1,452,846	TRY	65,978,622	Standard Chartered Bank	9/26/25	—	(99,136)
USD	1,504,189	TRY	68,292,227	Standard Chartered Bank	9/26/25	—	(102,215)
USD	1,327,444	NGN	2,595,153,000	Goldman Sachs International	10/7/25	—	(319,618)
UYU	71,000,000	USD	1,735,941	Bank of America, N.A.	10/9/25	18,706	—
USD	1,288,366	NGN	2,500,783,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(296,718)
EGP	370,000,000	USD	6,479,860	JPMorgan Chase Bank, N.A.	10/15/25	861,098	—
USD	737,453	EGP	40,523,064	Standard Chartered Bank	10/15/25	—	(66,542)
USD	1,921,925	NGN	3,766,972,180	JPMorgan Chase Bank, N.A.	10/15/25	—	(460,502)
MXN	38,563,500	USD	1,808,718	Bank of America, N.A.	10/24/25	217,826	—
MXN	56,760,000	USD	2,746,009	UBS AG	10/24/25	236,776	—
USD	2,746,222	MXN	56,760,300	Standard Chartered Bank	10/24/25	—	(236,578)
USD	1,808,370	MXN	38,563,500	UBS AG	10/24/25	—	(218,173)
EGP	674,487	USD	12,088	Goldman Sachs International	10/27/25	1,213	—
USD	11,387,619	BRL	65,784,000	Citibank, N.A.	1/5/26	68,587	—
USD	10,103,086	BRL	58,216,000	JPMorgan Chase Bank, N.A.	1/5/26	86,231	—
USD	189,845	GHS	2,722,376	ICBC Standard Bank plc	2/17/26	—	(39,221)
TRY	48,344,065	USD	943,840	Standard Chartered Bank	3/23/26	34,310	—
USD	911,715	TRY	48,344,065	Standard Chartered Bank	3/23/26	—	(66,435)
UZS	25,583,110,000	USD	1,593,963	Standard Chartered Bank	3/25/26	320,510	—
TRY	155,918,001	USD	2,925,314	Standard Chartered Bank	3/26/26	221,851	—

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	545,257	TRY	29,225,996	Standard Chartered Bank	3/26/26	$ —	$ (44,663)
USD	2,340,214	TRY	126,692,005	Standard Chartered Bank	3/26/26	—	(217,032)
EUR	1,034,203	RON	5,683,463	Barclays Bank PLC	5/12/26	—	(55,060)
RON	5,683,463	EUR	1,063,124	JPMorgan Chase Bank, N.A.	5/12/26	21,466	—
UZS	14,318,913,000	USD	889,374	Deutsche Bank AG	10/5/26	138,831	—
UZS	7,887,808,991	USD	489,926	Deutsche Bank AG	10/7/26	76,209	—
UZS	6,186,729,000	USD	344,953	Deutsche Bank AG	10/25/27	61,374	—
						$10,551,708	$(12,099,596)
Forward Volatility Agreements (OTC)
Reference Entity	Counterparty	Strike Volatility Rate	Expiration Date(1)	Notional Amount (000s omitted)	Value/Unrealized Appreciation (Depreciation)
USD vs. INR, 6 month term	Citibank, N.A.	4.69%	10/15/25	$10,772	$(1,196)
USD vs. INR, 6 month term	Deutsche Bank AG	4.80	10/15/25	10,772	(7,810)
USD vs. INR, 6 month term	Deutsche Bank AG	4.58	10/20/25	10,770	5,892
USD vs. INR, 6 month term	JPMorgan Chase Bank, N.A.	4.60	10/17/25	4,686	1,884
					$(1,230)
(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle expiring in 6 months with a strike rate to be determined on this date.
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
9/1/25	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	$13,593,773	$163,193
9/1/25	COP	67,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	16,006,728	246,840
9/18/25	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,300,315	25,467
9/18/25	COP	17,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	4,133,080	60,194
						$495,694
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(61)	Short	9/8/25	$ (8,163,536)	$ 57,083
Euro-Bund	(10)	Short	9/8/25	(1,480,136)	15,178
Euro-Buxl	(7)	Short	9/8/25	(937,678)	28,119
Euro-Schatz	(14)	Short	9/8/25	(1,710,316)	5,832
U.S. 5-Year Treasury Note	(137)	Short	9/30/25	(14,819,547)	(78,046)
U.S. 10-Year Treasury Note	(96)	Short	9/19/25	(10,662,000)	(125,366)
U.S. Long Treasury Bond	(7)	Short	9/19/25	(799,313)	(18,781)
U.S. Ultra 10-Year Treasury Note	(17)	Short	9/19/25	(1,922,328)	(34,871)
					$(150,852)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	79,775	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.65% (pays upon termination)	1/2/26	$ (534,242)	$ —	$ (534,242)
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.06% (pays upon termination)	1/4/27	(1,808,483)	—	(1,808,483)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.47% (pays upon termination)	1/4/27	(611,399)	—	(611,399)
BRL	66,680	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.78% (pays upon termination)	1/4/27	88,040	—	88,040
BRL	37,684	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.33% (pays upon termination)	1/2/29	(804,640)	—	(804,640)
BRL	28,020	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.89% (pays upon termination)	1/2/29	(302,384)	—	(302,384)
BRL	37,010	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.02% (pays upon termination)	1/2/29	(103,815)	—	(103,815)
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	40,060	—	40,060
BRL	38,790	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.40% (pays upon termination)	1/2/29	(19,709)	—	(19,709)
BRL	48,206	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.51% (pays upon termination)	1/2/29	(15,363)	—	(15,363)
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/31	(37,664)	—	(37,664)

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	$ (71,116)	$ —	$ (71,116)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(88,242)	—	(88,242)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(39,467)	—	(39,467)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(74,505)	—	(74,505)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(10,593)	17,154	6,561
CLP	2,647,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.55% (pays semi-annually)	12/18/29	(18,276)	—	(18,276)
CLP	13,630,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.75% (pays semi-annually)	6/18/30	(3,505)	—	(3,505)
CLP	4,255,590	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.75% (pays semi-annually)	9/17/30	(3,052)	—	(3,052)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(140,003)	—	(140,003)
CNY	450,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	1,345,352	—	1,345,352
CNY	68,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	206,551	—	206,551
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	693,849	—	693,849
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	147,530	—	147,530
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	148,514	—	148,514
CNY	95,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.48% (pays quarterly)	9/20/28	391,992	—	391,992
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	262,386	—	262,386
CNY	38,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.38% (pays quarterly)	12/20/28	153,444	—	153,444
CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.21% (pays quarterly)	3/20/29	128,015	—	128,015

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	100,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	3/20/29	$ 399,527	$ —	$ 399,527
CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	3/20/29	137,714	—	137,714
CNY	40,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.03% (pays quarterly)	9/19/29	110,450	—	110,450
CNY	20,230	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	3/19/30	(16,240)	—	(16,240)
CNY	21,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	3/19/30	(13,954)	—	(13,954)
CNY	13,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	3/19/30	(6,033)	—	(6,033)
CNY	23,850	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(10,152)	—	(10,152)
CNY	10,170	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(4,009)	—	(4,009)
CNY	19,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(7,591)	—	(7,591)
CNY	10,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	(3,829)	—	(3,829)
CNY	13,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.51% (pays quarterly)	3/19/30	(4,460)	—	(4,460)
CNY	10,150	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	(3,044)	—	(3,044)
CNY	14,340	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	(4,328)	—	(4,328)
CNY	50,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.66% (pays quarterly)	3/19/30	30,416	—	30,416
CNY	61,070	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.39% (pays quarterly)	6/18/30	(70,055)	—	(70,055)
CNY	33,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	6/18/30	(26,907)	—	(26,907)
CNY	17,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.48% (pays quarterly)	6/18/30	(10,288)	—	(10,288)
CNY	25,113	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	6/18/30	(13,637)	—	(13,637)

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	15,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	6/18/30	$ 1,412	$ —	$ 1,412
CNY	27,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	9/17/30	(20,116)	—	(20,116)
COP	4,094,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.24% (pays quarterly)	6/18/28	2,736	—	2,736
COP	16,478,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.25% (pays quarterly)	6/18/28	9,957	—	9,957
COP	13,454,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.26% (pays quarterly)	6/18/28	6,836	—	6,836
COP	10,162,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.28% (pays quarterly)	6/18/28	4,187	—	4,187
COP	40,288,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.29% (pays quarterly)	6/18/28	12,728	—	12,728
COP	17,234,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.29% (pays quarterly)	6/18/28	5,224	—	5,224
COP	20,470,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.36% (pays quarterly)	6/18/28	(2,713)	—	(2,713)
COP	20,319,581	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.37% (pays quarterly)	6/18/28	(3,995)	—	(3,995)
COP	7,510,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.42% (pays quarterly)	6/18/28	(3,642)	—	(3,642)
COP	17,613,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.52% (pays quarterly)	6/18/28	(19,825)	—	(19,825)
COP	53,394,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.50% (pays quarterly)	9/17/29	(5,474)	—	(5,474)
COP	15,473,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.53% (pays quarterly)	9/17/29	(5,563)	—	(5,563)
COP	16,488,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.65% (pays quarterly)	9/17/30	(1,650)	—	(1,650)
COP	13,697,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.68% (pays quarterly)	9/17/30	(5,336)	—	(5,336)
COP	28,409,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.69% (pays quarterly)	9/17/30	(14,904)	—	(14,904)
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(297,690)	—	(297,690)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	246,073	—	246,073

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	$ 62,847	$ —	$ 62,847
CZK	49,200	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	9/20/28	70,259	—	70,259
CZK	593,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.65% (pays annually)	6/19/29	(154,390)	—	(154,390)
CZK	61,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.64% (pays annually)	3/19/30	(25,648)	—	(25,648)
CZK	52,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.59% (pays annually)	9/17/30	(31,964)	—	(31,964)
CZK	102,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.64% (pays annually)	9/17/30	(52,415)	—	(52,415)
CZK	31,235	Pays	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	3/20/34	(53,829)	—	(53,829)
CZK	246,212	Pays	6-month CZK PRIBOR (pays semi-annually)	3.56% (pays annually)	12/18/34	(268,233)	—	(268,233)
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(61,426)	—	(61,426)
HUF	3,071,300	Pays	6-month HUF BUBOR (pays semi-annually)	6.19% (pays annually)	12/18/34	(81,500)	—	(81,500)
INR	1,636,353	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	399,470	—	399,470
INR	1,530,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	12/18/29	181,302	—	181,302
INR	509,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	12/18/29	78,350	—	78,350
INR	1,940,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	12/18/29	305,109	—	305,109
INR	1,018,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.28% (pays semi-annually)	12/18/29	281,694	—	281,694
INR	476,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	55,625	—	55,625
INR	3,069,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	3/19/30	386,002	—	386,002
INR	77,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.06% (pays semi-annually)	3/19/30	13,995	—	13,995
INR	559,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	104,085	—	104,085
INR	190,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	35,585	—	35,585
INR	150,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	28,919	—	28,919
INR	700,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.21% (pays semi-annually)	3/19/30	176,103	—	176,103
INR	902,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.81% (pays semi-annually)	6/18/30	52,624	—	52,624
INR	1,080,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	6/18/30	138,853	—	138,853
INR	454,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.66% (pays semi-annually)	9/17/30	(11,690)	—	(11,690)

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	471,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.67% (pays semi-annually)	9/17/30	$ (10,765)	$ —	$ (10,765)
INR	693,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.67% (pays semi-annually)	9/17/30	(14,841)	—	(14,841)
INR	471,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	(8,730)	—	(8,730)
INR	420,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	(7,684)	—	(7,684)
INR	554,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	(8,672)	—	(8,672)
INR	1,417,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.69% (pays semi-annually)	9/17/30	(17,418)	—	(17,418)
INR	469,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.71% (pays semi-annually)	9/17/30	(2,049)	—	(2,049)
INR	495,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.74% (pays semi-annually)	9/17/30	5,087	—	5,087
INR	797,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.74% (pays semi-annually)	9/17/30	8,382	—	8,382
KRW	12,187,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.32% (pays quarterly)	6/18/27	(15,451)	—	(15,451)
KRW	15,843,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	6/18/27	(18,493)	1,437	(17,056)
KRW	17,160,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(18,097)	3,044	(15,053)
KRW	25,630,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(26,067)	(136)	(26,203)
KRW	12,461,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(9,658)	—	(9,658)
KRW	21,136,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(15,639)	—	(15,639)
KRW	8,827,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(5,847)	—	(5,847)
KRW	1,062,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	67	—	67
KRW	1,916,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(6,669)	—	(6,669)
KRW	3,927,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(14,934)	—	(14,934)
KRW	1,566,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(6,965)	—	(6,965)
KRW	1,497,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(15,532)	—	(15,532)

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	1,987,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	$ (20,680)	$ —	$ (20,680)
KRW	3,975,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(44,573)	—	(44,573)
KRW	2,716,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	(27)	—	(27)
KRW	4,620,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	(794)	—	(794)
KRW	2,280,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/19/35	(70)	—	(70)
MXN	323,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.11% (pays monthly)	12/16/26	345,048	(10,771)	334,277
MXN	356,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.88% (pays monthly)	11/24/34	838,773	—	838,773
MYR	11,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	9/17/30	75	—	75
MYR	35,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.18% (pays quarterly)	9/17/30	19,877	—	19,877
MYR	16,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.19% (pays quarterly)	9/17/30	11,000	—	11,000
MYR	26,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.19% (pays quarterly)	9/17/30	19,372	—	19,372
MYR	17,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	9/17/30	14,353	—	14,353
MYR	28,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	9/17/30	23,670	—	23,670
MYR	32,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.27% (pays quarterly)	9/17/30	52,766	—	52,766
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(67,795)	—	(67,795)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(63,889)	—	(63,889)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(196,613)	—	(196,613)
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(50,645)	—	(50,645)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(358,675)	—	(358,675)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(351,966)	—	(351,966)
PLN	23,914	Pays	6-month PLN WIBOR (pays semi-annually)	5.41% (pays annually)	6/19/29	285,320	—	285,320
PLN	58,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.42% (pays annually)	6/19/29	701,897	—	701,897
PLN	13,700	Pays	6-month PLN WIBOR (pays semi-annually)	5.02% (pays annually)	9/18/29	191,900	—	191,900

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	$ 398,695	$ —	$ 398,695
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.50% (pays annually)	6/19/34	360,099	—	360,099
PLN	7,086	Pays	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	6/19/34	145,981	—	145,981
PLN	6,053	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	39,956	—	39,956
PLN	19,321	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	98,490	—	98,490
THB	291,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(99,956)	—	(99,956)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(19,939)	—	(19,939)
THB	514,900	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.94% (pays semi-annually)	12/20/28	938,672	—	938,672
THB	27,500	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.95% (pays semi-annually)	12/20/28	50,402	—	50,402
THB	830,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.18% (pays semi-annually)	6/19/29	915,704	—	915,704
THB	115,690	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.35% (pays quarterly)	6/18/30	5,430	—	5,430
THB	32,680	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.36% (pays quarterly)	6/18/30	2,231	—	2,231
THB	77,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.37% (pays quarterly)	6/18/30	5,540	—	5,540
THB	136,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	6/18/30	11,603	—	11,603
THB	80,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.39% (pays quarterly)	6/18/30	8,628	—	8,628
THB	79,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	10,144	—	10,144
THB	79,220	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	10,353	—	10,353
THB	96,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	12,736	—	12,736
THB	132,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	18,256	—	18,256

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	259,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	$ 37,002	$ —	$ 37,002
THB	282,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.50% (pays quarterly)	6/18/30	77,139	—	77,139
THB	118,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.26% (pays quarterly)	9/17/30	(6,354)	—	(6,354)
THB	161,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	9/17/30	396	—	396
THB	106,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.31% (pays quarterly)	9/17/30	1,842	—	1,842
THB	88,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.35% (pays quarterly)	9/17/30	6,823	—	6,823
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	115,079	—	115,079
THB	187,500	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.48% (pays semi-annually)	6/19/34	467,918	—	467,918
ZAR	167,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	90,094	—	90,094
Total						$5,782,140	$10,728	$5,792,868
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	112,767	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	$ 563,191
Bank of America, N.A.	MYR	138,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	9/18/29	755,979
Bank of America, N.A.	MYR	4,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	15,980
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(15,318)
BNP Paribas	MYR	3,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	13,147
BNP Paribas	MYR	3,580	Pays	3-month MYR KLIBOR (pays quarterly)	3.50% (pays quarterly)	6/18/30	14,527
Citibank, N.A.	MYR	113,116	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	566,472
Citibank, N.A.	MYR	77,049	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	299,650

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	MYR	19,340	Pays	3-month MYR KLIBOR (pays quarterly)	3.30% (pays quarterly)	6/18/30	$ 32,793
JPMorgan Chase Bank, N.A.	MYR	21,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.45% (pays quarterly)	6/18/30	71,041
Standard Chartered Bank	MYR	34,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	12/18/29	115,516
Standard Chartered Bank	MYR	16,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.58% (pays quarterly)	12/18/29	77,665
Standard Chartered Bank	MYR	33,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	6/18/30	118,979
Standard Chartered Bank	MYR	79,041	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	298,507
Total							$2,928,129
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 57,353,966 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	6/5/26/ 6/5/29	$39,978
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 109,473,675 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	5/31/26/ 5/31/29	102,483
				$142,461
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
ARS	– Argentine Peso
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
KZT	– Kazakhstani Tenge

LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options, forward volatility agreements and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, interest rate swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At July 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $70,486,063, which represents 5.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,727,085	$648,048,679	$(583,289,701)	$ —	$ —	$70,486,063	$3,068,290	70,486,063
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

Emerging Markets Local Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 48,555,825	$ —	$ 48,555,825
Loan Participation Notes	—	—	6,636,606	6,636,606
Sovereign Government Bonds	—	841,725,289	—	841,725,289
Short-Term Investments:
Affiliated Fund	70,486,063	—	—	70,486,063
Sovereign Government Securities	—	40,700,727	—	40,700,727
U.S. Treasury Obligations	—	98,185,525	—	98,185,525
Purchased Currency Options	—	578,374	—	578,374
Total Investments	$70,486,063	$1,029,745,740	$6,636,606	$1,106,868,409
Forward Foreign Currency Exchange Contracts	$ —	$ 21,160,335	$ —	$ 21,160,335
Forward Volatility Agreements	—	7,776	—	7,776
Non-Deliverable Bond Forward Contracts	—	495,694	—	495,694
Futures Contracts	106,212	—	—	106,212
Swap Contracts	—	16,376,523	—	16,376,523
Total	$70,592,275	$1,067,786,068	$6,636,606	$1,145,014,949
Liability Description
Written Currency Options	$ —	$ (1,001,612)	$ —	$ (1,001,612)
Forward Foreign Currency Exchange Contracts	—	(24,029,366)	—	(24,029,366)
Forward Volatility Agreements	—	(9,006)	—	(9,006)
Futures Contracts	(257,064)	—	—	(257,064)
Swap Contracts	—	(7,523,793)	—	(7,523,793)
Total	$ (257,064)	$ (32,563,777)	$ —	$ (32,820,841)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2025 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.